UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07683
Morgan Stanley Special Value Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: July 31, 2010
Date of reporting period: January 31, 2010

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Special Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended January 31, 2010

Total Return for the 6 Months Ended January 31, 2010

				Russell	Lipper
				2000®	Small-Cap
				Value	Value Funds
Class A	Class B	Class C	Class I	Index[1]	Index[2]
10.87%	10.40%	10.37%	10.92%	10.63%	11.79%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

With investors gaining confidence in the prospects for an economic recovery, the stock market rally that began in March 2009 was sustained through the six-month period ended January 31, 2010. Economic data throughout the period were mixed, but investors tended to place more emphasis on the positive news than the negative news. Policy measures enacted by the federal government and Federal Reserve appeared to stabilize credit markets and contain the financial sector’s crisis. Gross domestic product growth turned positive in the third quarter of 2009 and beat expectations in the fourth quarter, consumer confidence improved, and the Conference Board’s index of leading economic indicators (LEI) moved upward for nine consecutive months (as of its December 2009 reading, reported in January 2010). Corporate earnings also seemed to be on a path to recovery, generally meeting or exceeding expectations in the second, third, and fourth quarters. However, investors continued to look for evidence that top-line growth would be able to support earnings growth going forward, as companies have limited scope for further cost cutting measures. An uptick in merger and acquisition activity and initial public offerings in the fourth quarter of 2009 provided additional positive sentiment.

Nevertheless, unemployment remained high, and the housing market and financial sector still had many challenges to overcome. Inflation fears also persisted amid an ongoing debate about the degree to which policy makers would be able, or willing, to raise interest rates in the future in the interest of preventing inflation. Although the market advanced for the six-month period overall, it slowed noticeably in the months of October and January. In October, rising unemployment, falling consumer confidence, and declining auto sales (with the expiration of the “cash for clunkers” government program) temporarily dampened the market’s progress. January brought concerns from overseas that hampered market gains. China began tightening credit to try to prevent its fast-recovering economy from overheating. Greece’s massive budget deficit became a major cause for concern as the country’s ability to service its debt was called into question, and European Union policy makers debated the potential need for bailouts of Greece and other countries facing large deficits including Portugal, Spain, Italy, and Ireland.

In this environment, mid-cap stocks performed modestly better than small- and large-caps, although all segments had positive returns. Value stocks slightly outperformed growth stocks, especially among small caps. (Performance based on the

Russell indexes.) Within the Russell 2000® Value Index, economically sensitive sectors led as investors looked to stocks they believed would benefit most in an economic recovery: energy, consumer discretionary, and materials and processing. Conversely, defensive (or less economically sensitive) sectors underperformed, including utilities and consumer staples. The technology sector had the smallest gain during the period, driven lower by stocks in the telecommunications equipment and the semiconductor and semiconductor-related industries.

Performance Analysis

Class A and Class I shares of Morgan Stanley Special Value Fund outperformed and Class B and Class C shares underperformed the Russell 2000® Value Index (the “Index”) while all share classes underperformed the Lipper Small-Cap Value Funds Index for the six months ended January 31, 2010, assuming no deduction of applicable sales charges.

Positive contributors to the Fund’s performance included stock selection in the technology sector, where several software and services holdings, as well as two electronics/semiconductor names were additive. Stock selection in the health care sector also bolstered relative gains, with strong performance from holdings across several health care industries. Both stock selection and an underweight in financial services enhanced returns. Within the sector, several insurance holdings and a timber real estate position performed well. Moreover, an underweight in the weak-performing banking industry minimized the Fund’s exposure to relative losses there.

In contrast, the main detractors from relative performance included stock selection and an underweight in the consumer discretionary sector. The portfolio had little exposure to some of the better-performing industry groups, such as auto parts, entertainment and media, hotels, and cosmetics. Additionally within the sector, holdings in a publisher and a home and garden products maker lagged during the period. An underweight in the energy sector, which was the period’s best performing sector, was also unfavorable to relative performance. Finally, stock selection in the materials and processing sector was another primary detractor, as weakness in some packaging/container holdings and a lack of exposure to paper stocks – a group which performed very strongly during the period – were detrimental to relative results.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 01/31/10
MAXIMUS, Inc.	3.9%
Healthsouth Corp.	3.3
AAR Corp.	3.1
Zep, Inc.	3.0
AerCap Holdings NV (Netherlands)	2.3
ProAssurance Corp.	2.3
PharMerica Corp.	2.2
Corn Products International, Inc.	2.2
Syniverse Holdings, Inc.	2.2
Perrigo Co.	2.0

TOP FIVE INDUSTRIES as of 01/31/10
Insurance	13.2%
Information Technology Services	8.8

Aerospace & Defense	8.2
Health Care Providers & Services	5.6
Electronic Equipment, Instruments & Components	3.8

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks of small companies that the Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., believes are undervalued relative to the marketplace or similar companies. The Fund may use derivative instruments, discussed in the Fund’s prospectus, to gain exposure to common stocks of small companies. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the common stocks included within the 80 percent policy. The Fund may invest in foreign securities (including depositary receipts) that are listed in the United States on a national securities exchange.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the

Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC’s web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC’s web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended January 31, 2010

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 07/28/97)		(since 10/29/96)		(since 07/28/97)		(since 07/28/97)
Symbol	SVFAX		SVFBX		SVFCX		SVFDX
1 Year	43.01%[3]		41.99%[3]		42.08%[3]		43.47%[3]
	35.50	[4]	36.99	[4]	41.08	[4]	—
5 Years	5.65	[3]	4.84	[3]	4.88	[3]	5.91	[3]
	4.52	[4]	4.68	[4]	4.88	[4]	—
10 Years	10.38	[3]	9.71	[3]	9.57	[3]	10.66	[3]
	9.79	[4]	9.71	[4]	9.57	[4]	—
Since Inception	8.47	[3]	9.07	[3]	7.67	[3]	8.72	[3]
	8.00	[4]	9.07	[4]	7.67	[4]	—
Gross Expense Ratio	1.34		2.09		2.09		1.09

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund’s fiscal year end as outlined in the Fund’s current prospectus.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

(1)	The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper Small-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Small-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Small-Cap Value Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/09 – 01/31/10.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			08/01/09 –
	08/01/09	01/31/10	01/31/10
Class A
Actual (10.87% return)	$1,000.00	$1,108.70	$6.70
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.85	$6.41
Class B
Actual (10.40% return)	$1,000.00	$1,104.00	$10.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.07	$10.21
Class C
Actual (10.37% return)	$1,000.00	$1,103.70	$10.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.07	$10.21
Class I
Actual (10.92% return)	$1,000.00	$1,109.20	$5.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.11	$5.14

@	Expenses are equal to the Fund’s annualized expense ratios of 1.26%, 2.01%, 2.01% and 1.01% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.27%, 2.02%, 2.02% and 1.02% for Class A, Class B, Class C and Class I shares, respectively.

Morgan Stanley Special Value Fund
Portfolio of Investments - January 31, 2010 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (94.8%)
	Aerospace & Defense (8.2%)
411,580	AAR Corp. (a)	$9,536,309
803,500	AerCap Holdings NV (Netherlands) (a)	7,030,625
25,100	HEICO Corp. (Class A)	846,874
137,800	Moog, Inc. (Class A) (a)	4,158,804
163,100	Spirit Aerosystems Holdings, Inc. (Class A) (a)	3,498,495

		25,071,107

	Air Freight & Logistics (2.4%)
157,100	Forward Air Corp.	3,712,273
257,100	UTI Worldwide, Inc. (British Virgin Islands) (a)	3,529,983

		7,242,256

	Beverages (0.8%)
300,800	Cott Corp. (Canada) (a)	2,430,464

	Building Products (0.1%)
9,917	Quanex Building Products Corp.	159,465

	Chemicals (3.2%)
16,000	Cytec Industries, Inc.	596,960
420,210	Zep, Inc.	9,295,045

		9,892,005

	Commercial Banks (1.0%)
147,674	MB Financial, Inc.	2,994,829

	Commercial Services & Supplies (1.9%)
158,100	Brink’s Co. (The)	3,696,378
117,400	Deluxe Corp.	2,184,814

		5,881,192

	Communications Equipment (2.6%)
174,600	ADTRAN, Inc.	3,701,520
280,700	Tekelec (a)	4,204,886

		7,906,406

	Construction & Engineering (1.4%)
82,900	Aecom Technology Corp. (a)	2,235,813
115,493	Orion Marine Group, Inc. (a)	2,186,282

		4,422,095

	Containers & Packaging (3.2%)
140,200	Pactiv Corp. (a)	3,161,510
84,642	Rock-Tenn Co. (Class A)	3,613,367
59,331	Silgan Holdings, Inc.	3,076,312

		9,851,189

	Electric Utilities (1.1%)
111,100	ALLETE, Inc.	3,477,430

	Electrical Equipment (1.3%)
303,000	Polypore International, Inc. (a)	4,069,290

	Electronic Equipment, Instruments & Components (3.8%)
330,400	Checkpoint Systems, Inc. (a)	5,299,616
269,000	Methode Electronics, Inc.	2,956,310
148,042	Rogers Corp. (a)	3,544,125

		11,800,051

	Energy Equipment & Services (1.9%)
124,072	Exterran Holdings, Inc. (a)	2,516,180
140,970	Superior Energy Services, Inc. (a)	3,238,081

		5,754,261

	Food Products (2.2%)
236,700	Corn Products International, Inc.	6,727,014

	Gas Utilities (0.9%)
113,100	UGI Corp.	2,772,081

	Health Care Equipment & Supplies (0.6%)
84,800	Hill-Rom Holdings, Inc.	1,981,776

	Health Care Providers & Services (5.6%)
565,400	Healthsouth Corp. (a)	10,182,854
419,900	PharMerica Corp. (a)	6,835,972

		17,018,826

See Notes to Financial Statements

Morgan Stanley Special Value Fund
Portfolio of Investments - January 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Hotels, Restaurants & Leisure (2.2%)
238,400	AFC Enterprises, Inc. (a)	$1,954,880
1,286,480	Denny’s Corp. (a)	3,113,282
132,100	Texas Roadhouse, Inc. (Class A) (a)	1,536,323

		6,604,485

	Household Products (1.4%)
284,700	Central Garden and Pet Co. (a)	2,716,038
188,550	Central Garden and Pet Co. (Class A) (a)	1,657,355

		4,373,393

	Information Technology Services (8.8%)
404,900	Acxiom Corp. (a)	6,227,362
129,600	Broadridge Financial Solutions, Inc.	2,814,912
199,500	Gartner, Inc. (a)	4,269,300
251,695	MAXIMUS, Inc.	12,046,123
315,600	Ness Technologies, Inc. (a)	1,748,424

		27,106,121

	Insurance (13.2%)
258,800	Amtrust Financial Services, Inc.	3,097,836
171,900	Argo Group International (Bermuda) (a)	4,596,606
1,194,300	Conseco, Inc. (a)	5,684,868
302,000	Employers Holdings, Inc.	3,995,460
263,900	Max Capital Group Ltd. (Bermuda)	5,943,028
168,100	Platinum Underwriters Holdings Ltd. (Bermuda)	6,095,306
136,986	ProAssurance Corp. (a)	6,953,409
77,000	Reinsurance Group of America, Inc.	3,751,440
17,300	Validus Holdings Ltd. (Bermuda)	458,450

		40,576,403

	Leisure Equipment & Products (1.1%)
74,100	Polaris Industries, Inc.	3,275,961

	Life Sciences Tools & Services (2.8%)
47,140	Bio-Rad Laboratories, Inc. (Class A) (a)	4,392,505
168,600	ICON PLC (ADR) (Ireland) (a)	4,188,024

		8,580,529

	Machinery (1.7%)
152,700	John Bean Technologies Corp.	2,518,023
66,000	Snap-On, Inc.	2,698,080

		5,216,103

	Media (2.1%)
164,200	Arbitron, Inc.	4,155,902
242,200	Dolan Media Co. (a)	2,392,936

		6,548,838

	Metals & Mining (0.9%)
105,900	AMCOL International Corp.	2,661,267

	Multi-Utilities (1.2%)
178,700	Avista Corp.	3,641,906

	Office Electronics (1.1%)
133,490	Zebra Technologies Corp. (Class A) (a)	3,484,089

	Personal Products (1.8%)
125,400	NBTY, Inc. (a)	5,584,062

	Pharmaceuticals (2.0%)
141,420	Perrigo Co.	6,262,078

	Professional Services (1.2%)
145,700	Stantec, Inc. (Canada) (a)	3,667,269

	Real Estate Investment Trusts (REITs) (1.6%)
157,500	Potlatch Corp.	4,835,250

	Real Estate Management & Development (0.9%)
148,696	Forestar Group, Inc. (a)	2,761,285

	Semiconductors & Semiconductor Equipment (1.1%)
216,000	Microsemi Corp. (a)	3,227,040

	Software (1.1%)
140,200	Informatica Corp. (a)	3,321,338

See Notes to Financial Statements

Morgan Stanley Special Value Fund
Portfolio of Investments - January 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Specialty Retail (0.9%)
206,950	Stage Stores, Inc.	$2,673,794

	Textiles, Apparel & Luxury Goods (0.9%)
187,235	Maidenform Brands, Inc. (a)	2,799,163

	Thrifts & Mortgage Finance (2.4%)
174,000	First Niagara Financial Group, Inc.	2,389,020
216,447	Northwest Bancshares, Inc. (a)	2,534,594
287,352	Provident New York Bancorp	2,341,919

		7,265,533

	Wireless Telecommunication Services (2.2%)
398,586	Syniverse Holdings, Inc. (a)	6,700,231

	Total Common Stocks (Cost $237,495,983)	290,617,875

PRINCIPAL
AMOUNT IN
THOUSANDS

	Convertible Bond (1.0%)
	Enterprise Software/Service
$3,827	Epicor Software Corp. 2.375% 05/15/27 (Cost $3,484,139)	3,291,220

NUMBER OF
SHARES (000)		VALUE
	Short-Term Investment (4.8%)
	Investment Company
14,610	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (See Note 5) (Cost $14,610,151)	$14,610,151

Total Investments (Cost $255,590,273) (b)	100.6%	308,519,246
Liabilities in Excess of Other Assets	(0.6)	(1,926,450)

Net Assets	100.0%	$306,592,796

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $67,544,390 and the aggregate gross unrealized depreciation is $14,615,417 resulting in net unrealized appreciation of $52,928,973.

See Notes to Financial Statements

Morgan Stanley Special Value Fund
Summary of Investments - January 31, 2010 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS
Insurance	$40,576,403	13.1%
Information Technology Services	27,106,121	8.8
Aerospace & Defense	25,071,107	8.1
Health Care Providers & Services	17,018,826	5.5
Investment Company	14,610,151	4.7
Electronic Equipment, Instruments & Components	11,800,051	3.8
Chemicals	9,892,005	3.2
Containers & Packaging	9,851,189	3.2
Life Sciences Tools & Services	8,580,529	2.8
Communications Equipment	7,906,406	2.6
Thrifts & Mortgage Finance	7,265,533	2.4
Air Freight & Logistics	7,242,256	2.3
Food Products	6,727,014	2.2
Wireless Telecommunication Services	6,700,231	2.2
Hotels, Restaurants & Leisure	6,604,485	2.1
Media	6,548,838	2.1
Pharmaceuticals	6,262,078	2.0
Commercial Services & Supplies	5,881,192	1.9
Energy Equipment & Services	5,754,261	1.9
Personal Products	5,584,062	1.8
Machinery	5,216,103	1.7
Real Estate Investment Trusts (REITs)	4,835,250	1.6
Construction & Engineering	4,422,095	1.4
Household Products	4,373,393	1.4
Electrical Equipment	4,069,290	1.3
Professional Services	3,667,269	1.2
Multi-Utilities	3,641,906	1.2
Office Electronics	3,484,089	1.1
Electric Utilities	3,477,430	1.1
Software	3,321,338	1.1
Enterprise Software/Service	3,291,220	1.1
Leisure Equipment & Products	3,275,961	1.1
Semiconductors & Semiconductor Equipment	3,227,040	1.0
Commercial Banks	2,994,829	1.0
Textiles, Apparel & Luxury Goods	2,799,163	0.9
Gas Utilities	2,772,081	0.9
Real Estate Management & Development	2,761,285	0.9
Specialty Retail	2,673,794	0.9
Metals & Mining	2,661,267	0.9
Beverages	2,430,464	0.8
Health Care Equipment & Supplies	1,981,776	0.6
Building Products	159,465	0.1

	$308,519,246	100.0%

See Notes to Financial Statements

Morgan Stanley Special Value Fund
Financial Statements

Statement of Assets and Liabilities
January 31, 2010 (unaudited)

Assets:
Investments in securities, at value (cost $240,980,122)	$293,909,095
Investment in affiliate, at value (cost $14,610,151)	14,610,151
Receivable for:
Investments sold	716,793
Shares of beneficial interest sold	234,414
Dividends	79,500
Interest	19,584
Dividends from affiliate	1,504
Prepaid expenses and other assets	42,122

Total Assets	309,613,163

Liabilities:
Payable for:
Investments purchased	1,473,492
Shares of beneficial interest redeemed	1,118,657
Investment advisory fee	177,367
Distribution fee	109,886
Transfer agent fee	38,962
Administration fee	21,551
Accrued expenses and other payables	80,452

Total Liabilities	3,020,367

Net Assets	$306,592,796

Composition of Net Assets:
Paid-in-capital	$296,504,777
Net unrealized appreciation	52,928,973
Accumulated net investment loss	(1,015,682)
Accumulated net realized loss	(41,825,272)

Net Assets	$306,592,796

Class A Shares:
Net Assets	$243,400,939
Shares Outstanding (unlimited shares authorized, $.01 par value)	21,815,500
Net Asset Value Per Share	$11.16

Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$11.78

Class B Shares:
Net Assets	$42,543,135
Shares Outstanding (unlimited shares authorized, $.01 par value)	4,659,098
Net Asset Value Per Share	$9.13

Class C Shares:
Net Assets	$18,784,697
Shares Outstanding (unlimited shares authorized, $.01 par value)	2,052,902
Net Asset Value Per Share	$9.15

Class I Shares:
Net Assets	$1,864,025
Shares Outstanding (unlimited shares authorized, $.01 par value)	157,719
Net Asset Value Per Share	$11.82

See Notes to Financial Statements

Morgan Stanley Special Value Fund
Financial Statements continued

Statement of Operations
For the six months ended January 31, 2010 (unaudited)

Net Investment Loss:
Income
Dividends	$1,124,627
Interest	54,415
Dividends from affiliate	10,973

Total Income	1,190,015

Expenses
Investment advisory fee	1,026,358
Distribution fee (Class A shares)	289,438
Distribution fee (Class B shares)	272,854
Distribution fee (Class C shares)	92,964
Transfer agent fees and expenses	298,059
Administration fee	122,550
Professional fees	35,419
Registration fees	27,447
Shareholder reports and notices	22,800
Custodian fees	8,849
Trustees’ fees and expenses	4,028
Other	13,472

Total Expenses	2,214,238

Less: rebate from Morgan Stanley affiliated cash sweep (Note 5)	(9,466)

Net Expenses	2,204,772

Net Investment Loss	(1,014,757)

Realized and Unrealized Gain
Net Realized Gain	9,381,173
Net Change in Unrealized Appreciation/Depreciation	21,910,496

Net Gain	31,291,669

Net Increase	$30,276,912

See Notes to Financial Statements

Morgan Stanley Special Value Fund
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	JANUARY 31, 2010	JULY 31, 2009
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(1,014,757)	$955,185
Net realized gain (loss)	9,381,173	(44,622,199)
Net change in unrealized appreciation/depreciation	21,910,496	(16,054,596)

Net Increase (Decrease)	30,276,912	(59,721,610)

Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(811,520)	—
Class I shares	(8,959)	—
Net realized gain
Class A shares	—	(20,619,167)
Class B shares	—	(10,268,497)
Class C shares	—	(2,233,834)
Class I shares	—	(186,134)

Total Dividends and Distributions	(820,479)	(33,307,632)

Net decrease from transactions in shares of beneficial interest	(5,269,535)	(42,583,198)

Net Increase (Decrease)	24,186,898	(135,612,440)
Net Assets:
Beginning of period	282,405,898	418,018,338

End of Period (Including accumulated net investment loss of $1,015,682 and accumulated undistributed net investment income of $819,554, respectively)	$306,592,796	$282,405,898

See Notes to Financial Statements

Morgan Stanley Special Value Fund
Notes to Financial Statements - January 31, 2010 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Special Value Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on June 21, 1996 and commenced operations on October 29, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. The Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). Pursuant to the Plan, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Plan is subject to the approval of the Fund’s shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price.

Morgan Stanley Special Value Fund
Notes to Financial Statements - January 31, 2010 (unaudited) continued

In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (5) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the

Morgan Stanley Special Value Fund
Notes to Financial Statements - January 31, 2010 (unaudited) continued

benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years filed in the four-year period ended July 31, 2009, remains subject to examination by taxing authorities.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

G. Subsequent Events — The Fund considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through the date of issuance of these financial statements.
2. Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Morgan Stanley Special Value Fund
Notes to Financial Statements - January 31, 2010 (unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT JANUARY 31, 2010 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Aerospace & Defense	$25,071,107	$25,071,107	—	—
Air Freight & Logistics	7,242,256	7,242,256	—	—
Beverages	2,430,464	2,430,464	—	—
Building Products	159,465	159,465	—	—
Chemicals	9,892,005	9,892,005	—	—
Commercial Banks	2,994,829	2,994,829	—	—
Commercial Services & Supplies	5,881,192	5,881,192	—	—
Communications Equipment	7,906,406	7,906,406	—	—
Construction & Engineering	4,422,095	4,422,095	—	—
Containers & Packaging	9,851,189	9,851,189	—	—
Electric Utilities	3,477,430	3,477,430	—	—
Electrical Equipment	4,069,290	4,069,290	—	—
Electronic Equipment, Instruments & Components	11,800,051	11,800,051	—	—
Energy Equipment & Services	5,754,261	5,754,261	—	—
Food Products	6,727,014	6,727,014	—	—
Gas Utilities	2,772,081	2,772,081	—	—
Health Care Equipment & Supplies	1,981,776	1,981,776	—	—
Health Care Providers & Services	17,018,826	17,018,826	—	—
Hotels, Restaurants & Leisure	6,604,485	6,604,485	—	—
Household Products	4,373,393	4,373,393	—	—
Information Technology Services	27,106,121	27,106,121	—	—
Insurance	40,576,403	40,576,403	—	—
Leisure Equipment & Products	3,275,961	3,275,961	—	—
Life Sciences Tools & Services	8,580,529	8,580,529	—	—
Machinery	5,216,103	5,216,103	—	—
Media	6,548,838	6,548,838	—	—
Metals & Mining	2,661,267	2,661,267	—	—
Multi-Utilities	3,641,906	3,641,906	—	—
Office Electronics	3,484,089	3,484,089	—	—
Personal Products	5,584,062	5,584,062	—	—
Pharmaceuticals	6,262,078	6,262,078	—	—
Professional Services	3,667,269	3,667,269	—	—

Morgan Stanley Special Value Fund
Notes to Financial Statements - January 31, 2010 (unaudited) continued

		FAIR VALUE MEASUREMENTS AT JANUARY 31, 2010 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Real Estate Investment Trusts (REITs)	$4,835,250	$4,835,250	—	—
Real Estate Management & Development	2,761,285	2,761,285	—	—
Semiconductors & Semiconductor Equipment	3,227,040	3,227,040	—	—
Software	3,321,338	3,321,338	—	—
Specialty Retail	2,673,794	2,673,794	—	—
Textiles, Apparel & Luxury Goods	2,799,163	2,799,163	—	—
Thrifts & Mortgage Finance	7,265,533	7,265,533	—	—
Wireless Telecommunication Services	6,700,231	6,700,231	—	—

Total Common Stocks	290,617,875	290,617,875	—	—

Convertible Bond	3,291,220	—	$3,291,220	—
Short-Term Investment
Investment Company	14,610,151	14,610,151	—	—

Total	$308,519,246	$305,228,026	$3,291,220	—

3. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.62% to the portion of the daily net assets exceeding $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
4. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets

Morgan Stanley Special Value Fund
Notes to Financial Statements - January 31, 2010 (unaudited) continued

of Class A shares; (ii) Class B – up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $2,777,677 at January 31, 2010.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2010, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2010, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $8,389, $7,585 and $433, respectively and received $61,192 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
5. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended January 31, 2010, advisory fees paid were reduced by $9,466 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $10,973 for the six months ended January 31, 2010. During the six months ended January 31, 2010, the cost of purchases and sales of investments in Morgan

Morgan Stanley Special Value Fund
Notes to Financial Statements - January 31, 2010 (unaudited) continued

Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $35,826,945 and $33,786,798, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2010 aggregated $46,707,277 and $53,443,584, respectively.

For the six months ended January 31, 2010, the Fund incurred brokerage commissions of $5,552 with Morgan Stanley & Co., Inc. an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended January 31, 2010, the Fund incurred brokerage commissions of $87 with Citigroup, Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
6. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2009, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year) and capital loss deferrals on wash sales.

Morgan Stanley Special Value Fund
Notes to Financial Statements - January 31, 2010 (unaudited) continued

7. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	JANUARY 31, 2010		JULY 31, 2009
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	3,719,864	$40,676,017	5,014,184	$45,580,854
Conversion from Class B	243,985	2,669,469	317,743	2,917,785
Reinvestment of dividends and distributions	71,997	797,725	2,651,243	20,361,545
Redeemed	(2,430,946)	(26,665,755)	(6,642,326)	(59,584,672)

Net increase – Class A	1,604,900	17,477,456	1,340,844	9,275,512

CLASS B SHARES
Sold	105,732	946,598	220,111	1,698,555
Conversion to Class A	(298,362)	(2,669,469)	(384,314)	(2,917,785)
Reinvestment of distributions	—	—	1,581,847	9,997,273
Redeemed	(2,373,948)	(21,293,120)	(4,887,341)	(37,143,961)

Net decrease – Class B	(2,566,578)	(23,015,991)	(3,469,697)	(28,365,918)

CLASS C SHARES
Sold	218,719	1,966,008	218,034	1,641,083
Reinvestment of distributions	—	—	341,191	2,159,739
Redeemed	(219,525)	(1,957,895)	(787,423)	(6,043,829)

Net increase (decrease) – Class C	(806)	8,113	(228,198)	(2,243,007)

CLASS I SHARES
Sold	40,101	467,372	71,333	705,174
Reinvestment of dividends and distributions	723	8,483	19,845	161,338
Redeemed	(18,425)	(214,968)	(2,206,106)	(22,116,297)

Net increase (decrease) – Class I	22,399	260,887	(2,114,928)	(21,249,785)

Net decrease in Fund	(940,085)	$(5,269,535)	(4,471,979)	$(42,583,198)

8. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent. For the six months ended January 31, 2010, the Fund did not have an expense offset.

9. New Accounting Pronouncement
On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures

Morgan Stanley Special Value Fund
Notes to Financial Statements - January 31, 2010 (unaudited) continued

about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. At this time, the Fund’s management is evaluating the implications of ASU 2010-06 on the Fund’s financial statements.

Morgan Stanley Special Value Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED JULY 31,
	JANUARY 31, 2010			2009	2008		2007		2006	2005
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.10			$12.97	$18.62		$20.84		$22.28	$18.24

Income (loss) from investment operations:
Net investment income (loss)(1)	(0.03)			0.05	(0.03)		(0.04)		(0.04)	0.04
Net realized and unrealized gain (loss)	1.13			(1.77)	(1.56)		4.07		1.70	4.55

Total income (loss) from investment operations	1.10			(1.72)	(1.59)		4.03		1.66	4.59

Less dividends and distributions from:
Net investment income	(0.04)			—	—		—		—	—
Net realized gain	—			(1.15)	(4.06)		(6.25)		(3.10)	(0.55)

Total dividends and distributions	(0.04)			(1.15)	(4.06)		(6.25)		(3.10)	(0.55)

Net asset value, end of period	$11.16			$10.10	$12.97		$18.62		$20.84	$22.28

Total Return(2)	10.87%(6)			(10.50)%	(9.32)%		20.93%		8.50%	25.45%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.26%(4	)(7)		1.34%(4)	1.25%(4)		1.21%(4)		1.28%	1.27%
Net investment income (loss)	(0.48)		%(4)(7)	0.57%(4)	(0.18)	%(4)	(0.19)	%(4)	(0.22)%	0.14%
Rebate from Morgan Stanley affiliate	0.01%(7)			0.00%(5)	0.00%(5)		0.00%(5)		—	—
Supplemental Data:
Net assets, end of period, in thousands	$243,401			$204,174	$244,668		$313,180		$283,281	$274,050
Portfolio turnover rate	17%(6)			54%	47%		44%		28%	41%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.01%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Special Value Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED JULY 31,
	JANUARY 31, 2010			2009		2008		2007		2006	2005
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.27			$11.00		$16.55		$19.25		$20.95	$17.31

Income (loss) from investment operations:
Net investment loss(1)	(0.06)			(0.01)		(0.12)		(0.17)		(0.19)	(0.11)
Net realized and unrealized gain (loss)	0.92			(1.57)		(1.37)		3.72		1.59	4.30

Total income (loss) from investment operations	0.86			(1.58)		(1.49)		3.55		1.40	4.19

Less distributions from net realized gain	—			(1.15)		(4.06)		(6.25)		(3.10)	(0.55)

Net asset value, end of period	$9.13			$8.27		$11.00		$16.55		$19.25	$20.95

Total Return(2)	10.40%(6)			(11.17)%		(9.99)%		20.00%		7.68%	24.55%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.01%(4	)(7)		2.09%(4)		2.00%(4)		1.97%(4)		2.03%	2.04%
Net investment loss	(1.23)		%(4)(7)	(0.18)	%(4)	(0.93)	%(4)	(0.95)	%(4)	(0.97)%	(0.63)%
Rebate from Morgan Stanley affiliate	0.01%(7)			0.00%(5)		0.00%(5)		0.00%(5)		—	—
Supplemental Data:
Net assets, end of period, in thousands	$42,543			$59,761		$117,603		$209,575		$251,970	$352,265
Portfolio turnover rate	17%(6)			54%		47%		44%		28%	41%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.01%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Special Value Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED JULY 31,
	JANUARY 31, 2010			2009		2008		2007		2006	2005
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.29			$11.02		$16.57		$19.27		$20.97	$17.30

Income (loss) from investment operations:
Net investment loss(1)	(0.06)			(0.01)		(0.12)		(0.17)		(0.19)	(0.10)
Net realized and unrealized gain (loss)	0.92			(1.57)		(1.37)		3.72		1.59	4.32

Total income (loss) from investment operations	0.86			(1.58)		(1.49)		3.55		1.40	4.22

Less distributions from realized gain	—			(1.15)		(4.06)		(6.25)		(3.10)	(0.55)

Net asset value, end of period	$9.15			$8.29		$11.02		$16.57		$19.27	$20.97

Total Return(2)	10.37%(6)			(11.14)%		(9.98)%		19.97%		7.72%	24.61%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.01%(4	)(7)		2.09%(4)		2.00%(4)		1.97%(4)		2.02%	1.93%
Net investment loss	(1.23)		%(4)(7)	(0.18)	%(4)	(0.93)	%(4)	(0.95)	%(4)	(0.96)%	(0.52)%
Rebate from Morgan Stanley affiliate	0.01%(7)			0.00%(5)		0.00%(5)		0.00%(5)		—	—
Supplemental Data:
Net assets, end of period, in thousands	$18,785			$17,022		$25,138		$36,613		$36,311	$42,352
Portfolio turnover rate	17%(6)			54%		47%		44%		28%	41%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.01%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Special Value Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED JULY 31,
	JANUARY 31, 2010			2009	2008	2007	2006	2005
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.71			$13.60	$19.28	$21.34	$22.69	$18.52

Income (loss) from investment operations:
Net investment income (loss)(1)	(0.01)			0.23	0.01	0.01	0.00	0.08
Net realized and unrealized gain (loss)	1.18			(1.97)	(1.63)	4.18	1.75	4.64

Total income (loss) from investment operations	1.17			(1.74)	(1.62)	4.19	1.75	4.72

Less dividends and distributions from:
Net investment income	(0.06)			—	—	—	—	—
Net realized gain	—			(1.15)	(4.06)	(6.25)	(3.10)	(0.55)

Total dividends and distributions	(0.06)			(1.15)	(4.06)	(6.25)	(3.10)	(0.55)

Net asset value, end of period	$11.82			$10.71	$13.60	$19.28	$21.34	$22.69

Total Return(2)	10.92%(6)			(10.14)%	(9.13)%	21.23%	8.76%	25.77%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.01%(4	)(7)		1.09%(4)	1.00%(4)	0.97%(4)	1.03%	1.04%
Net investment income (loss)	(0.23)		%(4)(7)	0.82%(4)	0.07%(4)	0.05%(4)	0.03%	0.37%
Rebate from Morgan Stanley affiliate	0.01%(7)			0.00%(5)	0.00%(5)	0.00%(5)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$1,864			$1,449	$30,609	$52,070	$54,930	$404,168
Portfolio turnover rate	17%(6)			54%	47%	44%	28%	41%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.01%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Special Value Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley Special Value Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to non-affiliated third parties.

A. Information We Disclose to Our Affiliated Companies.  In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal

Morgan Stanley Special Value Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

information about you, and we require them to adhere to confidentiality standards with respect to such information.

4.	How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies for Eligibility Determination?
We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies – such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.	How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?
You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6.	How Can You Send Us an Opt-Out Instruction?
If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 869-6397 Monday-Friday between 8a.m. and 8p.m. (EST)

•	Writing to us at the following address: Morgan Stanley Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In

Morgan Stanley Special Value Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2010 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Special Value Fund

Semiannual
Report

January 31, 2010

SVFSAN
IU10-01252P-Y01/10

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics – Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Special Value Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2010

3